Segment information - Schedule of revenue and noncurrent assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disclosure of geographical areas [line items]
Revenue	$ 94,122	$ 83,492
Non-current assets	508,869		$ 512,351
U.S.
Disclosure of geographical areas [line items]
Revenue	57,468	61,014
Non-current assets	418,685		416,102
Canada
Disclosure of geographical areas [line items]
Revenue	4,522	4,550
United Kingdom
Disclosure of geographical areas [line items]
Revenue	16,646	12,213
Germany
Disclosure of geographical areas [line items]
Revenue	8,101	230
International-other
Disclosure of geographical areas [line items]
Revenue	7,385	$ 5,485
Korea
Disclosure of geographical areas [line items]
Non-current assets	3,148		2,084
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 87,036		$ 94,165